PREPAYMENTS AND OTHER ASSETS	12 Months Ended
Feb. 28, 2026
Prepayments And Other Assets
PREPAYMENTS AND OTHER ASSETS

Note 3 — PREPAYMENTS AND OTHER ASSETS

Prepayments and other assets consisted of the following:

	As of February 28, 2025	As of February 28, 2026	As of February 28, 2026
	JPY	JPY	US$
	(In thousands)
Prepaid expenses	216,761	237,315	1,521
Deposits	1,024,975	1,111,801	7,125
Deferred costs	1,027,921	1,356,509	8,693
Insurance reserve	221,912	256,727	1,645
Consumption tax receivable	648,644	181,626	1,164
Others	154,848	108,881	697
Total	3,295,061	3,252,859	20,845

Current	1,446,427	1,039,722	6,663

Non-current	1,848,634	2,213,137	14,182